UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06135

Templeton Institutional Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:  12/31

Date of reporting period: 3/31/18

Item 1. Schedule of Investments.

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, March 31, 2018 (unaudited)

Foreign Smaller Companies Series

	Industry	Shares	Value

Common Stocks 94.0%
Belgium 2.6%
Barco NV	Electronic Equipment, Instruments
	& Components	124,408	$15,327,687
Ontex Group NV	Personal Products	432,551	11,575,119
			26,902,806
Bermuda 0.6%
Axis Capital Holdings Ltd	Insurance	106,550	6,134,084
Brazil 2.9%
Camil Alimentos SA	Food Products	5,607,200	12,639,145
Grendene SA	Textiles, Apparel & Luxury Goods	968,500	8,017,355
M. Dias Branco SA	Food Products	585,100	9,030,272
			29,686,772
Canada 6.1%
Alamos Gold Inc., A	Metals & Mining	1,013,900	5,282,419
[a] Badger Daylighting Ltd	Construction & Engineering	588,700	11,762,589
Canaccord Genuity Group Inc	Capital Markets	1,996,238	10,726,055
[b] Canada Goose Holdings Inc.	Textiles, Apparel & Luxury Goods	101,300	3,385,961
Canadian Western Bank	Banks	470,589	12,058,900
Mullen Group Ltd	Energy Equipment & Services	734,500	8,388,591
Russel Metals Inc	Trading Companies & Distributors	223,900	4,871,203
Shawcor Ltd	Energy Equipment & Services	397,900	7,527,629
			64,003,347
China 5.0%
China ZhengTong Auto Services Holdings Ltd	Specialty Retail	10,462,000	7,597,773
Goodbaby International Holdings Ltd	Household Products	16,603,900	11,338,919
Greatview Aseptic Packaging Co. Ltd	Containers & Packaging	12,984,700	8,734,993
Hollysys Automation Technologies Ltd	Electronic Equipment, Instruments
	& Components	256,000	6,328,320
Shanghai Haohai Biological Technology Co. Ltd., H	Biotechnology	1,102,800	6,898,823
Xtep International Holdings Ltd	Textiles, Apparel & Luxury Goods	20,952,800	11,639,258
			52,538,086
Colombia 0.7%
[b] Gran Tierra Energy Inc	Oil, Gas & Consumable Fuels	2,545,200	7,064,792
Denmark 0.7%
[b] Nilfisk Holding AS	Machinery	151,048	7,077,917
Finland 4.3%
Amer Sports OYJ	Leisure Products	662,433	20,460,894
Huhtamaki OYJ	Containers & Packaging	431,877	18,963,832
[b] Outotec OYJ	Machinery	610,597	5,461,596
			44,886,322
Germany 8.3%
Gerresheimer AG	Life Sciences Tools & Services	197,167	16,190,591
Grand City Properties SA.	Real Estate Management & Development	489,231	11,705,542
Jenoptik AG	Electronic Equipment, Instruments
	& Components	427,061	15,111,329
Rational AG	Machinery	25,390	15,984,973
Stabilus SA	Machinery	152,945	14,613,203
[b] zooplus AG	Internet & Direct Marketing Retail	71,965	13,122,342
			86,727,980

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares		Value

Common Stocks (continued)
Hong Kong 4.9%
[a] PAX Global Technology Ltd	Electronic Equipment, Instruments
	& Components	16,954,000		$7,668,268
Stella International Holdings Ltd	Textiles, Apparel & Luxury Goods	2,793,062		3,715,162
Techtronic Industries Co. Ltd	Household Durables	2,706,000		15,773,048
Value Partners Group Ltd	Capital Markets	12,630,000		11,762,983
VTech Holdings Ltd	Communications Equipment	959,200		12,110,988
				51,030,449
India 1.7%
Dewan Housing Finance Corp. Ltd	Thrifts & Mortgage Finance	2,241,723		17,775,376
Italy 5.4%
Azimut Holding SpA	Capital Markets	419,733		9,021,368
Interpump Group SpA	Machinery	545,316		18,449,181
Technogym SpA	Leisure Products	1,862,471		22,028,710
[a] Tod’s SpA	Textiles, Apparel & Luxury Goods	88,814		6,455,974
				55,955,233
Japan 21.2%
Anicom Holdings Inc	Insurance	436,100		18,282,835
[a] Asahi Co. Ltd	Specialty Retail	351,600		4,301,322
Asics Corp	Textiles, Apparel & Luxury Goods	813,600		15,075,315
Bunka Shutter Co. Ltd	Building Products	1,045,400		10,162,313
Capcom Co. Ltd	Software	437,600		9,467,298
Daibiru Corp	Real Estate Management & Development	818,200		9,493,630
Descente Ltd	Textiles, Apparel & Luxury Goods	572,671		9,048,272
Dowa Holdings Co. Ltd	Metals & Mining	333,500		11,957,230
Fuji Oil Holdings Inc	Food Products	430,200		12,995,266
Idec Corp	Electrical Equipment	259,000		6,283,367
IDOM Inc	Specialty Retail	1,394,300		9,866,970
Kobayashi Pharmaceutical Co. Ltd	Personal Products	222,800		16,102,235
MEITEC Corp	Professional Services	264,100		14,638,395
Morita Holdings Corp	Machinery	376,400		7,133,766
N Field Co. Ltd	Health Care Providers & Services	497,300		9,336,221
Nihon Parkerizing Co. Ltd	Chemicals	586,300		9,589,135
Square Enix Holdings Co. Ltd	Software	71,200		3,263,012
Sumitomo Rubber Industries Ltd	Auto Components	396,900		7,290,724
TechnoPro Holdings Inc	Professional Services	205,900		12,420,072
Tsumura & Co	Pharmaceuticals	588,600		20,244,982
Ushio Inc	Electrical Equipment	311,700		4,188,657
				221,141,017
Netherlands 2.5%
Aalberts Industries NV.	Machinery	90,036		4,588,018
Accell Group NV	Leisure Products	261,475		5,708,503
Arcadis NV.	Construction & Engineering	653,331		12,838,736
Beter Bed Holding NV	Specialty Retail	287,790		3,301,062
				26,436,319
Norway 1.6%
Tomra Systems ASA	Commercial Services & Supplies	467,060		9,849,003
XXL ASA	Specialty Retail	699,086		7,201,274
				17,050,277
Poland 0.9%
CCC SA	Textiles, Apparel & Luxury Goods	135,034		9,208,793

			|	2

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea 3.6%
BNK Financial Group Inc	Banks	1,091,928	$10,698,570
DGB Financial Group Inc	Banks	1,369,460	15,030,509
[b] Hyundai Mipo Dockyard Co. Ltd	Machinery	83,625	7,878,337
Korea Investment Holdings Co. Ltd	Capital Markets	54,599	4,253,913
			37,861,329
Spain 1.5%
Construcciones y Auxiliar de Ferrocarriles SA	Machinery	309,069	15,993,115
Sweden 4.2%
Bulten AB	Auto Components	143,677	1,928,839
Cloetta AB, B	Food Products	2,082,697	7,943,594
Duni AB	Household Durables	247,214	3,425,482
Granges AB	Metals & Mining	454,500	5,336,163
Tethys Oil AB	Oil, Gas & Consumable Fuels	669,086	5,389,420
[c] The Thule Group AB, Reg S	Leisure Products	911,710	19,736,277
			43,759,775
Switzerland 3.3%
Bucher Industries AG	Machinery	46,155	19,280,856
Logitech International SA.	Technology Hardware, Storage & Peripherals	224,800	8,256,904
Tecan Group AG	Life Sciences Tools & Services	29,767	6,311,091
			33,848,851
Taiwan 5.5%
Chicony Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	3,927,510	10,138,210
Giant Manufacturing Co. Ltd	Leisure Products	2,066,482	10,938,465
King Yuan Electronics Co. Ltd	Semiconductors & Semiconductor Equipment	14,768,000	15,355,045
Merida Industry Co. Ltd	Leisure Products	1,485,000	6,763,108
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	4,345,000	14,262,550
			57,457,378
Thailand 0.4%
L.P.N. Development PCL, fgn	Real Estate Management & Development	13,924,600	4,610,533
Turkey 0.5%
[b] Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	351,370	4,794,012
United Kingdom 5.6%
Bellway PLC.	Household Durables	105,459	4,511,591
Bovis Homes Group PLC	Household Durables	284,563	4,547,689
DFS Furniture PLC	Household Durables	249,264	644,225
Greggs PLC	Hotels, Restaurants & Leisure	861,993	14,864,292
[b] LivaNova PLC	Health Care Equipment & Supplies	23,951	2,119,663
Man Group PLC	Capital Markets	6,435,276	15,494,340
Oxford Instruments PLC	Electronic Equipment, Instruments
	& Components	713,228	7,415,411
SIG PLC	Trading Companies & Distributors	4,609,621	8,750,878
			58,348,089
Total Common Stocks (Cost $683,584,806)			980,292,652

|3

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Foreign Smaller Companies Series (continued)
	Industry	Shares	Value
Preferred Stocks (Cost $3,871,899) 0.7%
Brazil 0.7%
[d] Alpargatas SA, 3.24%, pfd	Textiles, Apparel & Luxury Goods	1,363,700	$7,138,062
Total Investments before Short Term
Investments (Cost $687,456,705)			987,430,714

		Principal
		Amount
Short Term Investments 5.5%
U.S. Government and Agency Securities (Cost) 3.9%
$40,696,835
United States 3.9%
[e] FHLB, 4/02/18		$40,700,000	40,700,000

		Shares

Investments from Cash Collateral Received
for Loaned Securities (Cost $16,966,320)
1.6%
Money Market Funds 1.6%
United States 1.6%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 1.24% .		16,966,320	16,966,320
Total Investments (Cost $745,119,860)
100.2%			1,045,097,034
Other Assets, less Liabilities (0.2)%			(1,911,843)
Net Assets 100.0%			$1,043,185,191

See Abbreviations on page 16.

aA portion or all of the security is on loan at March 31, 2018.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At March 31, 2018, the value of this security was
$19,736,277, representing 1.9% of net assets.
dVariable rate security. The rate shown represents the yield at period end.
eThe security was issued on a discount basis with no stated coupon rate.
fSee Note 4 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day effective yield at period end.

|4

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, March 31, 2018 (unaudited)

Global Equity Series

	Industry	Shares	Value

Common Stocks 96.5%
Canada 2.2%
Alamos Gold Inc., A	Metals & Mining	288,330	$1,502,199
Husky Energy Inc	Oil, Gas & Consumable Fuels	226,500	3,238,349
Wheaton Precious Metals Corp	Metals & Mining	99,900	2,033,243
			6,773,791
China 4.7%
[a] Baidu Inc., ADR	Internet Software & Services	10,260	2,289,930
China Life Insurance Co. Ltd., H	Insurance	1,082,000	2,977,678
China Mobile Ltd	Wireless Telecommunication Services	362,000	3,318,456
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	7,412,000	3,267,445
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	1,570,000	1,354,207
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	509,200	1,362,399
			14,570,115
France 7.6%
AXA SA	Insurance	130,035	3,460,528
BNP Paribas SA	Banks	64,264	4,764,047
Cie Generale des Etablissements Michelin SCA	Auto Components	21,597	3,190,369
Compagnie de Saint-Gobain	Building Products	55,516	2,931,559
Sanofi	Pharmaceuticals	55,961	4,504,291
Total SA.	Oil, Gas & Consumable Fuels	28,402	1,614,212
Veolia Environnement SA	Multi-Utilities	137,326	3,256,110
			23,721,116
Germany 5.4%
innogy SE	Multi-Utilities	0	—
Bayer AG	Pharmaceuticals	36,588	4,137,732
HeidelbergCement AG	Construction Materials	13,410	1,318,108
Lanxess AG	Chemicals	41,593	3,187,418
Merck KGaA	Pharmaceuticals	25,730	2,469,480
[a] MorphoSys AG	Life Sciences Tools & Services	17,521	1,791,700
Siemens AG, ADR	Industrial Conglomerates	63,537	4,061,285
			16,965,723
Hong Kong 1.2%
CK Hutchison Holdings Ltd	Industrial Conglomerates	314,040	3,757,053
India 0.2%
Housing Development Finance Corp. Ltd	Thrifts & Mortgage Finance	21,285	600,540
Ireland 2.1%
[a] Bank of Ireland Group PLC	Banks	365,957	3,205,738
CRH PLC.	Construction Materials	95,060	3,231,304
			6,437,042
Israel 1.1%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	210,563	3,598,522
Italy 1.0%
Eni SpA	Oil, Gas & Consumable Fuels	179,243	3,155,309
Japan 9.3%
IHI Corp	Machinery	49,600	1,542,634
INPEX Corp	Oil, Gas & Consumable Fuels	132,800	1,644,613
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	131,600	3,196,964
Omron Corp	Electronic Equipment, Instruments
	& Components	49,800	2,933,685
Panasonic Corp	Household Durables	276,600	3,959,051

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Industry	Shares		Value
Common Stocks (continued)
Japan (continued)
Ryohin Keikaku Co. Ltd	Multiline Retail	9,200		$3,090,764
Seven & i Holdings Co. Ltd	Food & Staples Retailing	79,700		3,423,054
SoftBank Group Corp	Wireless Telecommunication Services	50,700		3,793,017
Sumitomo Metal Mining Co. Ltd	Metals & Mining	35,300		1,488,204
Suntory Beverage & Food Ltd	Beverages	84,700		4,120,821
				29,192,807
Luxembourg 0.5%
SES SA, IDR	Media	122,893		1,663,242
Netherlands 1.9%
ING Groep NV	Banks	135,218		2,282,356
NN Group NV.	Insurance	37,519		1,665,959
[a] QIAGEN NV.	Life Sciences Tools & Services	57,575		1,862,051
				5,810,366
Norway 0.8%
Yara International ASA	Chemicals	60,214		2,570,097
Portugal 0.5%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	90,560		1,707,647
Singapore 1.0%
Singapore Telecommunications Ltd	Diversified Telecommunication Services	1,226,104		3,167,260
South Korea 3.2%
Hana Financial Group Inc	Banks	60,590		2,611,503
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	3,253		7,542,131
				10,153,634
Switzerland 2.4%
Roche Holding AG	Pharmaceuticals	14,360		3,299,021
UBS Group AG.	Capital Markets	237,165		4,176,561
				7,475,582
Taiwan 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR.	Semiconductors & Semiconductor Equipment	90,240		3,948,902
Thailand 1.1%
Bangkok Bank PCL, NVDR	Banks	566,300		3,577,970
United Kingdom 15.6%
BAE Systems PLC	Aerospace & Defense	414,804		3,383,815
Barclays PLC	Banks	1,349,848		3,911,051
BP PLC	Oil, Gas & Consumable Fuels	986,319		6,632,361
GlaxoSmithKline PLC	Pharmaceuticals	74,600		1,459,117
HSBC Holdings PLC	Banks	474,000		4,468,963
Kingfisher PLC	Specialty Retail	893,933		3,668,761
[a] LivaNova PLC	Health Care Equipment & Supplies	27,500		2,433,750
Rolls-Royce Holdings PLC	Aerospace & Defense	145,920		1,784,517
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	197,794		6,319,239
Shire PLC	Biotechnology	96,250		4,821,902
Standard Chartered PLC	Banks	497,691		4,976,857
Vodafone Group PLC	Wireless Telecommunication Services	1,789,378		4,876,235
				48,736,568
United States 33.4%
Advance Auto Parts Inc	Specialty Retail	34,600		4,101,830
Allergan PLC	Pharmaceuticals	24,640		4,146,666
[a] Alphabet Inc., A	Internet Software & Services	4,680		4,853,815

			|	6

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Industry	Shares		Value

Common Stocks (continued)
United States (continued)
Amgen Inc	Biotechnology	24,000		$4,091,520
Apache Corp	Oil, Gas & Consumable Fuels	40,050		1,541,124
Apple Inc	Technology Hardware, Storage & Peripherals	31,090		5,216,280
Capital One Financial Corp	Consumer Finance	47,340		4,536,119
[a] Celgene Corp	Biotechnology	35,860		3,199,071
Citigroup Inc	Banks	81,620		5,509,350
Comcast Corp., A	Media	134,640		4,600,649
[a] CommScope Holding Co. Inc	Communications Equipment	77,900		3,113,663
ConocoPhillips	Oil, Gas & Consumable Fuels	44,770		2,654,413
Coty Inc., A	Personal Products	216,300		3,958,290
Devon Energy Corp	Oil, Gas & Consumable Fuels	46,820		1,488,408
DXC Technology Co	IT Services	16,930		1,701,973
Eastman Chemical Co	Chemicals	17,570		1,855,041
Eli Lilly & Co	Pharmaceuticals	41,070		3,177,586
Gilead Sciences Inc	Biotechnology	55,110		4,154,743
Helmerich & Payne Inc	Energy Equipment & Services	24,500		1,630,720
Intel Corp	Semiconductors & Semiconductor Equipment	30,900		1,609,272
JPMorgan Chase & Co	Banks	36,560		4,020,503
[a] Knowles Corp	Electronic Equipment, Instruments
	& Components	148,000		1,863,320
LyondellBasell Industries NV, A.	Chemicals	14,700		1,553,496
Mattel Inc	Leisure Products	177,900		2,339,385
Medtronic PLC	Health Care Equipment & Supplies	18,580		1,490,488
Microsoft Corp	Software	52,180		4,762,468
Oracle Corp	Software	133,710		6,117,232
Tapestry Inc	Textiles, Apparel & Luxury Goods	66,200		3,482,782
Twenty-First Century Fox Inc., A	Media	68,120		2,499,323
United Parcel Service Inc., B	Air Freight & Logistics	30,900		3,233,994
Voya Financial Inc	Diversified Financial Services	92,270		4,659,635
Walgreens Boots Alliance Inc	Food & Staples Retailing	22,990		1,505,155
				104,668,314
Total Common Stocks (Cost $245,124,415)				302,251,600

Preferred Stocks (Cost $1,775,191) 0.4%
Germany 0.4%
[b] Draegerwerk AG & Co. KGaA, 0.246%, pfd	Health Care Equipment & Supplies	14,500		1,379,157
Total Investments before Short Term
Investments (Cost $246,899,606)				303,630,757

			|	7

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Global Equity Series (continued)
	Principal
	Amount	Value
Short Term Investments (Cost $8,200,000) 2.6%
Time Deposits 2.6%
United States 2.6%
Royal Bank of Canada, 1.64%, 4/02/18	$8,200,000	$8,200,000
Total Investments (Cost $255,099,606) 99.5%		311,830,757
Other Assets, less Liabilities 0.5%		1,440,907
Net Assets 100.0%		$313,271,664

See Abbreviations on page 16.

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

|8

TEMPLETON INSTITUTIONAL FUNDS

Statement of Investments, March 31, 2018 (unaudited)

International Equity Series

	Industry	Shares	Value

Common Stocks 96.9%
Belgium 0.4%
UCB SA	Pharmaceuticals	213,324	$17,393,813
Canada 2.8%
Goldcorp Inc	Metals & Mining	1,224,300	16,887,224
Husky Energy Inc	Oil, Gas & Consumable Fuels	1,888,903	27,006,297
Suncor Energy Inc	Oil, Gas & Consumable Fuels	653,731	22,550,489
Wheaton Precious Metals Corp	Metals & Mining	2,266,932	46,138,371
			112,582,381
China 5.8%
[a] Baidu Inc., ADR	Internet Software & Services	176,817	39,463,786
China Life Insurance Co. Ltd., H	Insurance	14,004,448	38,540,424
China Mobile Ltd	Wireless Telecommunication Services	5,388,264	49,394,251
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	115,218,881	50,792,137
NetEase Inc., ADR	Internet Software & Services	81,300	22,795,707
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	7,110,776	35,604,614
			236,590,919
Denmark 1.5%
Orsted AS	Electric Utilities	605,038	39,201,814
Vestas Wind Systems AS	Electrical Equipment	302,101	21,461,300
			60,663,114
France 10.2%
AXA SA	Insurance	2,221,330	59,114,654
BNP Paribas SA	Banks	1,125,022	83,400,633
Cie Generale des Etablissements Michelin SCA	Auto Components	378,513	55,914,996
Compagnie de Saint-Gobain	Building Products	926,315	48,914,676
Sanofi	Pharmaceuticals	781,278	62,884,928
Total SA	Oil, Gas & Consumable Fuels	1,197,744	68,073,139
Veolia Environnement SA.	Multi-Utilities	1,560,832	37,008,578
			415,311,604
Germany 9.1%
Bayer AG	Pharmaceuticals	581,196	65,727,377
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	207,965	21,261,407
HeidelbergCement AG.	Construction Materials	427,495	42,019,743
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	1,100,804	29,484,778
Lanxess AG	Chemicals	641,879	49,189,439
Merck KGaA	Pharmaceuticals	576,692	55,348,990
Siemens AG	Industrial Conglomerates	448,143	57,156,970
Telefonica Deutschland Holding AG.	Diversified Telecommunication Services	10,397,198	48,882,454
			369,071,158
Hong Kong 2.7%
AIA Group Ltd	Insurance	2,418,202	20,457,728
CK Asset Holdings Ltd	Real Estate Management & Development	3,016,394	25,306,995
CK Hutchison Holdings Ltd	Industrial Conglomerates	5,377,294	64,331,861
			110,096,584
India 1.6%
Housing Development Finance Corp. Ltd	Thrifts & Mortgage Finance	2,247,128	63,401,023

	Quarterly Statement of Investments | See Notes to Statements of Investments. | 9

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Industry	Shares		Value
Common Stocks (continued)
Ireland 2.4%
[a] Bank of Ireland Group PLC	Banks	5,157,700		$45,180,808
CRH PLC	Construction Materials	1,573,158		53,173,807
				98,354,615
Israel 1.2%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,770,284		47,344,154
Italy 2.1%
Eni SpA	Oil, Gas & Consumable Fuels	2,684,985		47,265,213
Tenaris SA	Energy Equipment & Services	2,215,102		38,071,173
				85,336,386
Japan 12.8%
Astellas Pharma Inc	Pharmaceuticals	4,135,100		62,805,735
Ezaki Glico Co. Ltd	Food Products	228,600		11,982,327
INPEX Corp	Oil, Gas & Consumable Fuels	3,832,038		47,456,472
Mitsui Fudosan Co. Ltd	Real Estate Management & Development	1,777,090		43,170,920
Omron Corp	Electronic Equipment, Instruments
	& Components	941,251		55,448,466
Panasonic Corp	Household Durables	3,010,745		43,093,616
Ryohin Keikaku Co. Ltd	Multiline Retail	148,494		49,886,941
Seven & i Holdings Co. Ltd	Food & Staples Retailing	805,300		34,587,016
SoftBank Group Corp	Wireless Telecommunication Services	813,214		60,838,953
Sumitomo Metal Mining Co. Ltd	Metals & Mining	347,782		14,662,056
Sumitomo Rubber Industries Ltd	Auto Components	1,647,554		30,264,202
Suntory Beverage & Food Ltd	Beverages	1,352,979		65,825,073
				520,021,777
Luxembourg 1.2%
SES SA, IDR	Media	3,434,521		46,483,043
Netherlands 5.1%
Akzo Nobel NV	Chemicals	506,000		47,841,042
ING Groep NV	Banks	2,455,505		41,446,676
NN Group NV	Insurance	940,038		41,740,583
[a] QIAGEN NV	Life Sciences Tools & Services	1,315,116		42,532,576
SBM Offshore NV	Energy Equipment & Services	1,948,047		31,189,185
				204,750,062
Norway 0.8%
Yara International ASA	Chemicals	760,884		32,476,602
Portugal 0.5%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	1,169,423		22,051,254
Singapore 1.5%
DBS Group Holdings Ltd	Banks	264,591		5,589,848
Singapore Telecommunications Ltd	Diversified Telecommunication Services	20,964,276		54,154,713
United Overseas Bank Ltd	Banks	138,616		2,917,342
				62,661,903
South Korea 4.6%
Hana Financial Group Inc	Banks	758,840		32,706,926
KB Financial Group Inc	Banks	901,450		51,550,009
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	43,731		101,391,007
				185,647,942
Sweden 0.6%
[a] Getinge AB, B.	Health Care Equipment & Supplies	2,011,526		22,891,047

			|	10

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Industry	Shares	Value

Common Stocks (continued)
Switzerland 5.5%
Glencore PLC	Metals & Mining	4,511,651	$22,396,592
Novartis AG	Pharmaceuticals	586,263	47,493,635
Roche Holding AG	Pharmaceuticals	350,283	80,472,900
UBS Group AG	Capital Markets	4,158,871	73,239,214
			223,602,341
Taiwan 2.7%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	2,925,000	35,690,962
Pegatron Corp	Technology Hardware, Storage & Peripherals	13,287,000	33,430,436
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	4,747,492	40,142,404
			109,263,802
Thailand 1.3%
Bangkok Bank PCL, fgn	Banks	191,232	1,324,763
Bangkok Bank PCL, NVDR	Banks	8,380,531	52,949,474
			54,274,237
United Kingdom 20.5%
BAE Systems PLC	Aerospace & Defense	7,119,366	58,077,105
Barclays PLC	Banks	20,337,381	58,925,556
BP PLC	Oil, Gas & Consumable Fuels	17,317,598	116,449,703
HSBC Holdings PLC	Banks	7,716,315	72,750,906
Johnson Matthey PLC	Chemicals	499,024	21,299,492
Kingfisher PLC	Specialty Retail	12,865,424	52,800,567
[a] LivaNova PLC.	Health Care Equipment & Supplies	606,362	53,663,037
London Stock Exchange Group PLC	Capital Markets	500,232	28,959,383
Rolls-Royce Holdings PLC	Aerospace & Defense	2,687,511	32,866,699
Royal Dutch Shell PLC, B.	Oil, Gas & Consumable Fuels	1,332,009	42,555,804
Royal Dutch Shell PLC, B, ADR	Oil, Gas & Consumable Fuels	1,101,123	72,156,590
Shire PLC	Biotechnology	1,062,976	53,252,636
Standard Chartered PLC	Banks	7,962,233	79,621,481
Travis Perkins PLC	Trading Companies & Distributors	2,034,696	35,229,242
Vodafone Group PLC.	Wireless Telecommunication Services	18,922,340	51,565,282
			830,173,483
Total Common Stocks
(Cost $2,821,499,715)			3,930,443,244

|11

TEMPLETON INSTITUTIONAL FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

International Equity Series (continued)
	Shares	Value
Short Term Investments (Cost $16,342,247) 0.4%
Money Market Funds 0.4%
United States 0.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio,
1.24%	16,342,247	$16,342,247
Total Investments (Cost $2,837,841,962)
97.3%		3,946,785,491
Other Assets, less Liabilities 2.7%		108,748,101
Net Assets 100.0%		$4,055,533,592

See Abbreviations on page 16.

aNon-income producing.
bSee Note 4 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON INSTITUTIONAL FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Institutional Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|13

TEMPLETON INSTITUTIONAL FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2018, a market event occurred resulting in a portion of the securities held by certain or all Funds being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, investments in affiliated management investment companies were as follows:

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized		Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Foreign Smaller Companies Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	27,923,489	27,395,638	(38,352,807)	16,966,320	$16,966,320	$—	$—		$—

Global Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	—	4,894,761	(4,894,761)	—	$—	$—	$—		$—

International Equity Series
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	136,672,218	338,977,377	(459,307,348)	16,342,247	$16,342,247	$187,491	$—		$—

								|	14

TEMPLETON INSTITUTIONAL FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$—	$17,775,376	$—		$17,775,376
Norway	—	17,050,277	—		17,050,277
All Other Equity Investments.	952,605,061	—	—		952,605,061
Short Term Investments	16,966,320	40,700,000	—		57,666,320
Total Investments in Securities	$969,571,381	$75,525,653	$—		$1,045,097,034

Global Equity Series
Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$—	$600,540	$—		$600,540
Norway	—	2,570,097	—		2,570,097
All Other Equity Investments.	300,460,120	—	—		300,460,120
Short Term Investments	—	8,200,000	—		8,200,000
Total Investments in Securities	$300,460,120	$11,370,637	$—		$311,830,757

International Equity Series
Assets:
Investments in Securities:[a]
Equity Investments:
India	$—	$63,401,023	$—		$63,401,023
Norway	—	32,476,602	—		32,476,602
All Other Equity Investments.	3,834,565,619	—	—		3,834,565,619
Short Term Investments	16,342,247	—	—		16,342,247
Total Investments in Securities	$3,850,907,866	$95,877,625	$—		$3,946,785,491

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.

				|	15

TEMPLETON INSTITUTIONAL FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio
ADR	American Depositary Receipt
FHLB	Federal Home Loan Bank
IDR	International Depositary Receipt
NVDR	Non-Voting Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|16

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Institutional Funds

By /s/Matthew T. Hinkle___

   Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle___

   Matthew T. Hinkle

Chief Executive Officer –

Finance and Administration

Date May 24, 2018

By __/s/Robert G. Kubilis____

   Robert G. Kubilis

   Chief Financial Officer and

   Chief Accounting Officer

Date May 24, 2018